Segments - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) DWT	Dec. 31, 2016 USD ($)
Number of Reportable Segments		2
Charterhire termination | $	$ 0	$ 0	$ (10,000)
Ultramax pool
Charterhire termination | $			(7,500)
Kamsarmax pool
Charterhire termination | $			$ (2,500)
Kamsarmax | Kamsarmax pool | Minimum
DWT		82,000
Kamsarmax | Kamsarmax pool | Maximum [Member]
DWT		84,000
Ultramax | Ultramax pool | Minimum
DWT		60,200
Ultramax | Ultramax pool | Maximum [Member]
DWT		64,000